Income Taxes (Details) - Schedule of deferred income taxes - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of deferred income taxes [Abstract]
Non-capital losses carry-forward	$ 10,519,000	$ 9,054,000	$ 17,116,000
Exploration and evaluation assets	1,910,000	1,919,000	1,929,000
Share issuance costs	141,000	200,000	109,000
Debt with accretion	(91,000)	(127,000)	(139,000)
Intangible assets	1,736,000	1,605,000	623,000
Allowable capital losses	4,819,000	4,749,000	82,000
Property and equipment	83,000	77,000	34,000
Total	19,117,000	17,477,000	19,754,000
Unrecognized deferred tax assets	$ (19,117,000)	$ (17,477,000)	$ (19,754,000)